Rule 497(e)
                                      Registration Nos. 333-174332 and 811-22559



CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                 July 26, 2018


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


     Re:              First Trust Exchange-Traded Fund IV
                   (Registration Nos. 333-174332, 811-22559)
                 ---------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement to the prospectus and statement of additional information for the Registrant filed pursuant to Rule 497(e) on July 26, 2018. The Registration Statement relates to First Trust North American Energy Infrastructure Fund, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.



                                                Very truly yours,

                                                CHAPMAN AND CUTLER LLP


                                                By: /s/ Morrison C. Warren
                                                    ---------------------------
                                                        Morrison C. Warren


Enclosures